Debt and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt and Warrants
Schedule of net long-term debt obligation

	March 31,	December 31,
	2017	2016
Debt and unpaid accrued end-of-term payment	$3,452,874	$3,894,320
Unamortized note discount	(30,816)	(42,493)
Unamortized debt issuance costs	(95,340)	(114,626)

Net debt obligation	$3,326,718	$3,737,201

Current portion of long-term debt	$1,994,015	$1,919,675
Long-term debt, net of discount	1,332,703	1,817,526

Total	$3,326,718	$3,737,201

	December 31, 2016	December 31, 2015
Debt and unpaid accrued end-of-term payment	$3,894,320	$6,115,797
Unamortized note discount	(42,493)	(106,635)
Unamortized debt issuance costs	(114,626)	(206,235)

Net debt obligation	$3,737,201	$5,802,927

Current portion of long-term debt	$1,919,675	$1,707,899
Long-term debt, net of discount	1,817,526	$4,095,028

Total	$3,737,201	$5,802,927

Schedule of future principal payments under the long-term debt

Years ending December 31	Amount
2017 - April through December	$1,541,946
2018	1,479,246

Total future principal payments	3,021,192
2018 end-of-term payment	560,000

3,581,192
Less: unaccreted end-of-term payment at March 31, 2017	(128,318)

Debt and unpaid accrued end-of-term payment	$3,452,874

Years ending December 31	Amount
2017	$2,032,048
2018	1,479,246

Total future principal payments	3,511,294
2018 end-of-term payment	560,000

4,071,294
Less: unaccreted end-of-term payment at December 31, 2016	(176,974)

Debt and unpaid accrued end-of-term payment	$3,894,320

Schedule of interest expense on long-term debt

	Three months ended
	March 31,
	2017	2016
Nominal Interest	$78,861	$148,626
Amortization of debt issuance costs	11,678	18,411
Accretion of end-of-term payment	48,655	76,696
Debt issuance costs	36,439	36,016

	$175,633	$279,749

	December 31, 2016	December 31, 2015
Nominal Interest	$457,448	$224,400
Amortization of debt discount	64,142	27,798
Accretion of end-of-term payment	267,230	115,797
Debt issuance costs	178,713	43,789

	$967,533	$411,784

Summary of warrant activity
	Three Months Ended	Year Ended
	March 31,	December 31,
	2017	2016
Beginning balance	5,968,876	748,872
Warrants granted	370,916	5,253,337
Warrants cancelled	—	(33,333)

Ending balance	6,339,792	5,968,876

	December 31, 2016	December 31, 2015
Beginning balance at January 1	748,872	494,267
Warrants granted	5,253,337	254,605
Warrants cancelled	(33,333)	—

Ending balance at December 31	5,968,876	748,872